Investment Objectives and Goals - Vericimetry U.S. Small Cap Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.